Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Parenthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Closing price of ordinary shares	₩ 27,300	₩ 31,797